UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08775

                                 Adhia Funds Inc
               (Exact name of registrant as specified in charter)

               1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607 (Address of principal executive offices) (Zip code)

              Registrant's telephone number, including area code:
                                 (813)-289-8440

                         Adhia Investment Advisors, Inc.
                       1408 N. Westshore Blvd., Suite 611
                                Tampa, FL  33607
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                      Date of fiscal year end: December 31
                    Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                          Schedule of Investments
                          As of September 30, 2004

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stocks
     3.6%   Banking
              JP MORGAN CHASE & CO                       2,000     $   79,460
     3.7%   Diversified Companies
              3M CO                                      1,000         79,970
     1.6%   Telephone & Communication Equipment
              NORTEL NETWORKS CORP *                    10,000         34,000
     4.2%   Semiconductor Manufacturing
              ATMEL CORP *                              11,500         41,630
              RF MICRO DEVICES INC *                     8,000         50,720
     4.9%   Aerospace/Defense
              NORTHRUP GRUMMAN CORP                      2,000        106,660
     2.6%   Computer Systems
              INTEL CORP                                 1,000         20,060
              HEWLETT PACKARD CO                         2,000         37,500
     4.1%   Computer Software
              INTUIT INC                                 2,000         90,800
     1.8%   Health Care - Fitness
              BALLY TOTAL FITNESS HLDGS *               11,000         40,040
     2.7%   Health Insurance
              HUMANA INC *                               3,000         59,940
     1.0%   Tire
              GOODYEAR TIRE & RUBBER CO *                2,000         21,480
     3.1%   Health Care- Biotech
              AMGEN INC COM *                            1,200         68,172
     6.2%   Restaurants
              MCDONALDS CORP                             1,000         28,030
              CBRL GROUP INC                             3,000        108,240
     3.1%   Chemical and Industrial
              DUPONT E I DE NEMOURS & CO                 1,600         68,480
     7.1%   Consumer Products
              COLGATE-PALMOLIVE CO                       2,000         90,360
              UNILEVER PLC                               2,000         66,040
     1.0%   Entertainment
              THE WALT DISNEY CO                         1,000         22,550
     3.7%   Broadcasting & Cable TV
              TIME WARNER INC *                          5,000         80,700



The accompanying notes are an integral part of these financial statements.

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                   Schedule of Investments - (Continued)
                         As of September 30, 2004

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stock
     3.0%   Semi-Conductor Equipment
              APPLIED MATERIAL *                       4,000     $    65,960
     1.8%   Specialty - Retail
              HOME DEPOT INC                           1,000          39,200
                                                                 ------------
59.2%       Total common stocks (cost $1,456,809)                $ 1,299,992
                                                                 ------------

Money Market

    40.8%   Money market (cost $894,524)             894,524         894,524
                                                                 ------------
100%     Total investment in securities (cost $2,351,333)        $ 2,194,516
                                                                 ============


*  Non-income producing.

                             ADHIA FUNDS INC.
                          Adhia Health Care Fund
                         Schedule of Investments
                         As of September 30, 2004


            Security                                    Shares     Fair Value
            ---------------------------------------   ---------   ------------
Common Stocks
     1.2%   Medical Equipment
              BECKMAN COULTER INC                          100     $    5,612
    14.9%   Medical Devices
              EDWARD LIFESCIENCES CORP *                   800         26,800
              MEDTRONIC INC                                800         41,520
     0.3%   Health Care - Fitness
              BALLY TOTAL FITNESS HLDGS *                  400          1,456
     1.5%   Pharmacy Retail
              WALGREEN CO                                  200          7,166
     6.1%   Health Insurance
              HUMANA INC *                               1,400         27,972
     4.5%   Hospitals
              HEALTH MGMT ASOCIATES INC                  1,000         20,430
    35.7%   Health Care - Pharmaceutical
              BARR PHARMACEUTICALS INC *                   500         20,715
              BAXTER INTERNATIONAL INC                   1,000         32,160
              BRISTOL-MEYERS SQUIBB CO                     700         16,569
              IVAX CORP *                                  625         11,969
              KING PHARMACEUTICAL INC *                  1,000         11,940
              MERCK & CO INC                               100          3,300
              MYLAN LABORATORIES INC                     1,000         18,000
              SCHERING PLOUGH CORP                       1,200         22,872
              WYETH                                        700         26,180
    15.9%   Health Care - Biotech
              AMGEN INC *                                  500         28,405
              MEDIMMUNE INC *                            1,000         23,700
              PHARMION CORP *                              400         20,678
     1.8%   Information Technology
              WEBMD CORP *                               1,200          8,352
                                                                  ------------
81.9%       Total common stocks (cost $380,707)                    $  375,796

Money Market

     18.1%   Money market (cost $83,016)                83,016     $   83,016
                                                                  ------------
100.0%   Total investment in securities (cost $463,723)            $  458,812
                                                                  ============


* Non-income producing.

                               ADHIA FUNDS INC.
                        Adhia Short Term Advantage Fund
                            Schedule of Investments
                           As of September 30, 2004

         Security                                 Face Amount     Fair Value
         ------------------------------------    -------------   ------------
Bonds
 31.5%   FHLB Variable Rate, 09/30/05             $   245,000     $  253,960

 19.9%   FHLB Variable Rate, 09/29/08                 150,000        160,265

 10.2%   FHR 1385 H, 6.5%, 08/15/07                    80,106         82,713

 11.5%   FNR 2003-43 LA, 3%, 03/25/24                  93,955         92,946

 15.8%   FNR 2004-51 MC, 6%, 07/25/34                 124,864        127,459

                                                                 ------------
 88.9%   Total bonds (cost $728,364)                                 717,343


Money Market

 11.1%   Money market (cost $89,240)                   89,240         89,240
                                                                 ------------
100.0%   Total investment in securities (cost $817,604)           $  806,583
                                                                 ============

For information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual financial statements.


ITEM 2. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Adhia Funds Inc

By:  /s/ Hitesh P. Adhia
     ------------------------------------
     Hitesh P. Adhia
     Chief Executive Officer & President

Date: December 31, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:   Adhia Funds, Inc.

By:    /s/ Hitesh P. Adhia
       ---------------------------
       Hitesh P. Adhia
       Chief Executive Officer

Date:  December 31, 2004

By:    /s/ Carol K. McAllister
       ---------------------------
       Carol K. McAllister
       Chief Financial Officer

Date:  December 31, 2004